Long-Term Debt - Additional Information (Details) £ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2021 CAD ($) tranche	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 23, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Oct. 08, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.09%	2.15%	6.09%	6.09%		2.15%
Number of tranches | tranche	2
Additional revolving credit facilities amount	$ 600,000,000
Letter of credit outstanding		$ 2,600,000	$ 5,800,000
Bank indebtedness		65,400,000	7,200,000
Letter of credit issued and outstanding in addition		66,900,000	76,500,000
Expire before 2022
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		54,600,000	63,700,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		12,300,000	12,800,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 300,000,000
Borrowings, interest rate								2.048%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	800,000,000	800,000,000
Amount available under the facility		223,600,000	243,700,000
Revolving credit facility | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		376,000,000.0	403,000,000.0
Revolving credit facility | US Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		$ 157,000,000.0	140,300,000	$ 116.0			$ 111.0
Term loan
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	310,000,000
Term Loan Tranche A | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable	150,000,000
Term Loan Tranche B | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable	$ 160,000,000
Unsecured multicurrency facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.18%		5.18%	5.18%
Revolving credit facilities amount | £						£ 20.0
Payable amount		$ 24,600,000			£ 15.0
Syndicated senior credit facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Bank indebtedness		12,700,000	0
Syndicated senior credit facilities | US Dollars
Disclosure of detailed information about borrowings [line items]
Bank indebtedness		28,100,000	7,200,000	$ 20.7			$ 5.7
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		$ 62,800,000	$ 65,300,000
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.60%	1.50%	1.60%	1.60%		1.50%
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.94%	4.69%	5.94%	5.94%		4.69%
Software additions acquired through software financing obligations		$ 19,300,000	$ 44,400,000
Letter of credit
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		100,000,000
Surety facilities
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		27,100,000	65,500,000	$ 20.0			$ 51.8
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 18,800,000	$ 10,100,000